Delinquent Section 16(a) Reports

Section 16(a) of the Securities Exchange Act of 1934 and Section 30(h) of the Investment Company Act of 1940 require certain persons to file certain reports of ownership ("Section 16 Filings") with the Securities and Exchange Commission. To the Fund's knowledge, all required Section 16 Filings were timely and correctly made by reporting persons during the Fund’s most recently completed fiscal year, except for a Form 3 filing of David P. O'Connor which was filed on February 12, 2020, and should have been filed by February 10, 2020.